CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	$ 41,443	$ 52,232	$ 36,854
Restricted cash, current	36,146	42,145	23,852
Cash and cash equivalents and restricted cash	$ 77,589	$ 94,377	$ 60,706	$ 39,828